Label	Element	Value
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect any fees or other expenses imposed in connection with variable life insurance policies (“VLI Policies”) or variable annuity contracts (“VA Contracts”). If they were reflected, the overall expenses would be higher than those shown.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. The example does not reflect any fees or other expenses imposed in connection with VLI Policies or VA Contracts and the amounts shown would be higher if such fees and expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances,
■	the Fund invests at least 80% of its total assets in equity securities; and
■	may invest up to 25% of its total assets in equity securities of foreign issuers, including ADRs and similar investments.
We may invest in the equity securities of companies of any market capitalization.
We seek to identify companies that have the prospect for robust sales and earnings growth rates, that enjoy a competitive advantage and that we believe have effective management with a history of making investments that are in the best interests of shareholders. Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We believe innovation found in companies on the “right side of change” are benefiting from technological, demographic, lifestyle and environmental trends, and are often mispriced in today’s public equity markets. This mispricing is a key inefficiency that the team seeks to exploit through intensive fundamental research. We pay particular attention to how management teams allocate capital in order to drive future cash flow; this includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +31.20% Lowest Quarter: June 30, 2022 -25.99% Year-to-date total return as of March 31, 2025 is -10.12%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20241
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Russell 3000® Growth Index (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	32.46%
5 Years	rr_AverageAnnualReturnYear05	18.25%
10 Years	rr_AverageAnnualReturnYear10	16.22%
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Class 1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,007
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 1 shares as of 12/31 each year
Annual Return 2015	rr_AnnualReturn2015	1.62%
Annual Return 2016	rr_AnnualReturn2016	0.77%
Annual Return 2017	rr_AnnualReturn2017	34.95%
Annual Return 2018	rr_AnnualReturn2018	0.52%
Annual Return 2019	rr_AnnualReturn2019	37.39%
Annual Return 2020	rr_AnnualReturn2020	43.41%
Annual Return 2021	rr_AnnualReturn2021	15.27%
Annual Return 2022	rr_AnnualReturn2022	(37.04%)
Annual Return 2023	rr_AnnualReturn2023	33.50%
Annual Return 2024	rr_AnnualReturn2024	21.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2025 is -10.12%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.12%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
1 Year	rr_AverageAnnualReturnYear01	21.30%	[2]
5 Years	rr_AverageAnnualReturnYear05	11.00%
10 Years	rr_AverageAnnualReturnYear10	12.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 1997
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect any fees or other expenses imposed in connection with variable life insurance policies (“VLI Policies”) or variable annuity contracts (“VA Contracts”). If they were reflected, the overall expenses would be higher than those shown.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. The example does not reflect any fees or other expenses imposed in connection with VLI Policies or VA Contracts and the amounts shown would be higher if such fees and expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s total assets in equity securities; and
■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.
We may invest in the equity securities of companies of  any market capitalization.
We invest in equity securities of companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company’s “private market valuation,” which is the price an investor would be willing to pay for the entire company. We determine a company’s private market valuation based upon several types of analysis. We carry out a fundamental analysis of a company’s cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company’s management strength, financial health, and growth potential in determining a company’s private market valuation. We place an emphasis on a company’s management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market valuation as determined by these factors to the company’s public market price, and invest in the equity securities of those companies where we believe there is a significant gap between the two. As part of our investment process, an assessment of environmental, social and governance (ESG) factors that are deemed to have material business and/or financial risk may be considered alongside other relevant factors. The ESG factors utilized in the Fund’s investment process may change over time, some factors may not be relevant with respect to all stocks and may or may not be determinative in the security selection process.
We may sell an investment when its market valuation no longer compares favorably with the company’s private market valuation. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +21.55% Lowest Quarter: March 31, 2020 -21.72% Year-to-date total return as of March 31, 2025 is -6.90%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2024
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Russell 3000® Index (Strategy and Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Class 1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,018
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 1 shares as of 12/31 each year
Annual Return 2015	rr_AnnualReturn2015	(2.85%)
Annual Return 2016	rr_AnnualReturn2016	12.52%
Annual Return 2017	rr_AnnualReturn2017	20.72%
Annual Return 2018	rr_AnnualReturn2018	(6.93%)
Annual Return 2019	rr_AnnualReturn2019	31.81%
Annual Return 2020	rr_AnnualReturn2020	21.32%
Annual Return 2021	rr_AnnualReturn2021	25.06%
Annual Return 2022	rr_AnnualReturn2022	(20.61%)
Annual Return 2023	rr_AnnualReturn2023	26.83%
Annual Return 2024	rr_AnnualReturn2024	15.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2025 is -6.90%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.90%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	12.00%
10 Years	rr_AverageAnnualReturnYear10	11.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2011
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect any fees or other expenses imposed in connection with variable life insurance policies (“VLI Policies”) or variable annuity contracts (“VA Contracts”). If they were reflected, the overall expenses would be higher than those shown.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. The example does not reflect any fees or other expenses imposed in connection with VLI Policies or VA Contracts and the amounts shown would be higher if such fees and expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	80% of the Fund’s net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings.  We define small-capitalization companies as those  with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately  $1.15 million to  $15.26 billion as of March 31, 2025, and is expected to change frequently.
We seek to identify companies that have the prospect for robust sales and earnings growth rates, that enjoy a competitive advantage and that we believe have effective management with a history of making investments that are in the best interests of shareholders. Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We believe innovation found in companies on the “right side of change” are benefiting from technological, demographic, lifestyle and environmental trends, and are often mispriced in today’s public equity markets. This mispricing is a key inefficiency that the team seeks to exploit through intensive fundamental research. We pay particular attention to how management teams allocate capital in order to drive future cash flow; this includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +42.28% Lowest Quarter: June 30, 2022 -24.60% Year-to-date total return as of March 31, 2025 is -10.41%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2024
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Russell 2000® Growth Index (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	8.09%
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Class 1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 1 shares as of 12/31 each year
Annual Return 2015	rr_AnnualReturn2015	(2.63%)
Annual Return 2016	rr_AnnualReturn2016	8.10%
Annual Return 2017	rr_AnnualReturn2017	26.14%
Annual Return 2018	rr_AnnualReturn2018	1.48%
Annual Return 2019	rr_AnnualReturn2019	25.31%
Annual Return 2020	rr_AnnualReturn2020	58.09%
Annual Return 2021	rr_AnnualReturn2021	7.93%
Annual Return 2022	rr_AnnualReturn2022	(34.30%)
Annual Return 2023	rr_AnnualReturn2023	4.35%
Annual Return 2024	rr_AnnualReturn2024	19.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2025 is -10.41%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.41%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
1 Year	rr_AverageAnnualReturnYear01	19.07%
5 Years	rr_AverageAnnualReturnYear05	6.85%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2010

[1]
1.	The Manager has contractually committed through April 30, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[2]
1.	Returns shown may differ from those presented in the Financial Highlights, which include adjustments required by U.S. GAAP.”

[3]
1.	The Manager has contractually committed through April 30, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[4]
1.	The Manager has contractually committed through April 30, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.95% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.